Subordinated debentures (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Net of Holdings in Debentures	The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)		Interest rate		Denominated in foreign currency (millions)	As at
Maturity	Earliest par value redemption date				October 31 2021	October 31 2020
July 15, 2022		5.38%		US$150	$188	$205
June 8, 2023		9.30%			110	110
January 20, 2026 (1) , (2)	January 20, 2021	3.31%			–	1,501
January 27, 2026 (2)		4.65%		US$1,500	1,916	2,148
September 29, 2026 (2) , (3)	September 29, 2021	3.45%			–	1,017
November 1, 2027	November 1, 2022	4.75%		TT$300	55	59
July 25, 2029 (2)	July 25, 2024	2.74%	(4)		1,499	1,559
December 23, 2029 (2)	December 23, 2024	2.88%	(5)		1,489	1,578
June 30, 2030 (2)	June 30, 2025	2.09%	(6)		1,250	1,247
November 3, 2031 (2)	November 3, 2026	2.14%	(7)		1,717	–
January 28, 2033 (2)	January 28, 2028	1.67%	(8)		943	–
October 1, 2083	Any interest payment date		(9)		224	224
June 29, 2085	Any interest payment date		(10)	US$174	215	231
					$9,606	$9,879
Deferred financing costs					(13)	(12)
					$9,593	$9,867
The terms and conditions of the debentures are as follows:
(1)	On January 20, 2021, we redeemed all $1,500 million of our outstanding non-viability contingency capital (NVCC) 3.31% subordinated debentures due on January 20, 2026 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(2)	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
(3)	On September 29, 2021, we redeemed all $1,000 million of our issued and outstanding NVCC 3.45% subordinated debentures due on September 29, 2026 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.98% above the 3-month CDOR.
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR.
(6)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR.
(7)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.61% above the 3-month CDOR.
(8)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.55% above the 3-month CDOR.
(9)	Interest at a rate of 0.40% above the 30-day Bankers’ Acceptance rate.
(10)	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN). In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.

Maturities of Subordinated Debentures
The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

As at

(Millions of Canadian dollars)	October 31 2021
Within 1 year	$188
1 to 5 years	2,026
5 to 10 years	4,293
Thereafter	3,099
$9,606